Risk management - Additional Information (Detail) € in Millions, £ in Millions, CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD Mcf bbl	Dec. 31, 2017 USD ($) Mcf bbl	Dec. 31, 2017 GBP (£) Mcf bbl	Dec. 31, 2017 EUR (€) Mcf bbl	Dec. 31, 2016 USD ($)
Disclosure of risk management strategy [Line Items]
Pre-tax unrealized risk management, change in price per unit | Mcf				0.10	0.10	0.10	0.10
Pre-tax unrealized risk management, change in price, amount				CAD 1
Risk management, description	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors. In November 2017, the Board approved the Company to hedge up to a maximum of 75 percent of forecast sales volumes on natural gas and up to a maximum of 67 percent of forecast sales volumes on crude, both net of royalties for the 2018 calendar year.	the Company may, from time to time, manage these risks through the use of swaps or other financial instruments up to a maximum of 50 percent of forecast sales volumes, net of royalties, for the balance of any current year plus one additional year forward and up to a maximum of 25 percent, net of royalties, for one additional year thereafter. Risk management limits included in Obsidian Energy’s policies may be exceeded with specific approval from the Board of Directors. In November 2017, the Board approved the Company to hedge up to a maximum of 75 percent of forecast sales volumes on natural gas and up to a maximum of 67 percent of forecast sales volumes on crude, both net of royalties for the 2018 calendar year.
Maximum exposure to credit risk			CAD 130	117
Accounts receivable, carrying value			122	106
Derivative financial assets, fair value			CAD 8	11
Percentage of long term debt instruments exposed to changes in short term interest rates	70.00%	70.00%	70.00%
Fixed interest rate debt instruments outstanding			CAD 140	CAD 106
Fixed interest rate debt instruments average remaining term	2 years 3 months 19 days	2 years 3 months 19 days	2 years 8 months 12 days
Average interest rate			6.30%	6.00%	6.00%	6.00%	6.00%	6.30%
Electricity swaps [member]
Disclosure of risk management strategy [Line Items]
Notional value				CAD 0
Realized loss on electricity contracts included in operating expenses			CAD 7
Cross Currency Swap [member]
Disclosure of risk management strategy [Line Items]
Notional value						£ 5	€ 10
Proceeds from cross currency swaps	£ 0	€ 0
Foreign exchange forwards on senior notes [member] | Matured Foreign Exchange Contracts [member]
Disclosure of risk management strategy [Line Items]
Notional value | $					$ 25
Foreign exchange forwards on senior notes [member] | Monetization of foreign exchange contracts [member]
Disclosure of risk management strategy [Line Items]
Notional value | $								$ 115
Natural gas [member]
Disclosure of risk management strategy [Line Items]
Pre-tax unrealized risk management, change in price per unit | bbl				1.00	1.00	1.00	1.00
Pre-tax unrealized risk management, change in price, amount				CAD 7
Senior notes [member]
Disclosure of risk management strategy [Line Items]
Senior notes			140	106
Senior notes [member] | At fair value [member]
Disclosure of risk management strategy [Line Items]
Senior notes			CAD 134	CAD 103